FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about financial instruments [abstract]
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
NOTE 3 – FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT

Based on assessments by Company management, the Company’s exposure to credit risk as of December 31, 2022, is immaterial (see Note 3b). The activities of the Company expose it to market risk, primarily as a result of currency risk.

The Company’s Finance Department is responsible for carrying out risk management activities in accordance with policies approved by its Board of Directors. In this regard, the Finance Department identifies, defines and assesses financial risk in close cooperation with other Company departments. The Board of Directors provides written guidelines for overall risk management, as well as written policies dealing with specific areas, such as exchange rate risk, interest rate risk, credit risk, use of financial instruments and investment of excess cash.

a.	Market risk

1)	Concentration of currency risk

The Company’s activities are partly denominated in non-dollar currencies (primarily the New Israeli Shekel, or “NIS,” and the Euro), which exposes the Company to risks resulting from changes in exchange rates.

The effect of fluctuations in various exchange rates on the Company’s income and equity is as follows:

	December 31, 2022
	Income (loss)		Value on	Income (loss)
Sensitive instrument	10% increase	5% increase	balance sheet	5% decrease	10% decrease
	in USD thousands
NIS-linked balances:
Cash and cash equivalents	(416)	(218)	4,573	241	508
Other receivables	(66)	(34)	721	38	80
Trade payables	38	20	(416)	(22)	(46)
Other payables	114	60	(1,257)	(66)	(140)
Total NIS-linked balances	(330)	(172)	3,621	191	402
Euro-linked trade payables	(144)	(76)	(1,590)	84	177
Total	(474)	(248)	2,031	275	579

	December 31, 2021
	Income (loss)		Value on	Income (loss)
Sensitive instrument	10% increase	5% increase	balance sheet	5% decrease	10% decrease
	in USD thousands
NIS-linked balances:
Cash and cash equivalents	(427)	(224)	4,699	522	247
Other receivables	(13)	(7)	142	16	7
Trade payables	40	21	(442)	(49)	(23)
Other payables	102	53	(1,119)	(124)	(59)
Total NIS-linked balances	(298)	(157)	3,280	365	172
Euro-linked trade payables	(158)	(83)	(1,230)	193	92
Total	(456)	(240)	2,050	558	264

The Company also maintains cash and cash equivalent balances in other currencies in amounts that are not material.

Set forth below is certain data regarding dollar exchange rates:

	Exchange rate of NIS per $1	Exchange rate of Euro per $1
As of December 31:
2020	3.215	0.815
2021	3.110	0.884
2022	3.519	0.938

Percentage increase (decrease) in the exchange rate:
2021	(3.3)%	8.5%
2022	13.2%	6.1%

Set forth below is information on the linkage of monetary items:

	December 31, 2021			December 31, 2022
	Dollar	NIS	Other currencies	Dollar	NIS	Other Currencies
	USD in thousands			USD in thousands
Assets:
Current assets:
Cash and cash equivalents	7,223	4,699	1,068	5,685	4,573	329
Short term bank deposits	44,145	-	-	40,495	-	-
Other receivables	-	142	-	-	721	-
	51,368	4,841	1,068	46,180	5,294	329
Liabilities:
Current liabilities:
Current maturities of long-term loans	2,757	-	-	1,542	-	-
Accounts payable and accruals:
Trade	2,700	442	2,425	4,359	416	2,191
Other	108	1,119		487	1,257	-
Non-current liabilities
Long-term loans, net of current maturities	-	-	-	8,626	-	-
	5,565	1,561	2,425	15,014	1,673	2,191
Net balance	45,803	3,280	(1,357)	31,166	3,621	(1,862)

2)	Fair value of financial instruments

As of December 31, 2022, the financial instruments of the Company consist of non-derivative assets and liabilities (primarily working capital items, deposits, and current and long-term loans), as well as warrants classified as a liability.

With regard to non-derivative assets and liabilities, given their nature, the fair value of the financial instruments included in working capital is generally close or identical to their carrying amount.

With regard to the warrants classified as a non-current financial liability, see Note 11c. With regard to long-term loans, see Note 10.

3)	Exposure to market risk and management thereof

In the opinion of Company management, the market risk to which the Company is exposed is primarily related to currency risk exposure, as mentioned above. Additionally, Company management does not consider the interest rate risk mentioned in paragraph 4 below to be material.

4)	Interest rate risk

Company management does not consider interest rate risk to be material, as the Company holds deposits whose fair value and/or cash flows are not materially affected by changes in interest rates.

b.	Credit risk

Credit risk is managed at the Company level. These risks relate to cash and cash equivalents, bank deposits and other receivables.

The Company’s cash, cash equivalents and short-term bank deposits at December 31, 2021, and 2022 were deposited with highly rated major Israeli and U.S. banks. In the Company’s opinion, the credit risk associated with these balances is remote.

The Company considers its maximum exposure to credit risk to be as follows:

	December 31,
	2021	2022
	in USD thousands
Assets:
Cash and cash equivalents	12,990	10,587
Short-term bank deposits	44,145	40,495
Other receivables	142	721
Total	57,277	51,803

c.	Liquidity risk

Company management monitors rolling forecasts of the Company’s liquidity reserves on the basis of anticipated cash flows and maintains the liquidity balances at a level that is sufficient to meet its needs.

Although the Company has succeeded in generating revenues from a number of out-licensing transactions in the past, and is currently gearing up for the potential launch of its lead program, motixafortide, in 2023, it cannot determine with reasonable certainty if and when it will become profitable on a current basis. Management believes that the Company’s current cash and other resources will be sufficient to fund its projected cash requirements into the first half of 2024. However, in the event that the Company does not begin to generate sustainable cash flows from its operating activities in the future, the Company will need to carry out significant cost reductions or raise additional funding. See also Note 1b regarding the significant doubt about the Company's ability to continue as a going concern.

d.	Fair value of financial instruments

The different levels of valuation of financial instruments are defined as follows:

Level 1	Quoted prices (unadjusted) in active markets for identical assets or liabilities.

Level 2	Inputs, other than quoted prices included within level 1 that are observable for the asset or liability, either directly (as prices) or indirectly (derived from prices).

Level 3	Inputs for the asset or liability that are not based on observable market data (unobservable inputs).

The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs to the extent possible, and also considers counterparty credit risk, in its assessment of fair value. The fair value of the financial instruments included in the working capital of the Company, as well as the long-term loan, is usually identical or close to their carrying value. The fair value of the warrants is based on Level 3 measurements.

The fair value of the warrants, calculated based on the Black-Scholes model, was $4,509,000 as of December 31, 2022.

For more information on the parameters used to value the warrants, see Note 11c.

e.	Changes in financial liabilities with cash flows included in financing activities

	Long-term loans	Warrants	Total
	in USD thousands
Balance as of January 1, 2021	5,832	10,218	16,050
Changes during the year 2021:
Principal and interest payments	(3,814)	-	(3,376)
Share premium resulting from exercise of warrants		(10,295)	(10,295)
Amounts recognized through profit and loss	739	1,936	2,237
Balance as of December 31, 2021	2,757	1,859	4,616
Changes during the year 2022:
Net proceeds of loan	9,126	9,075	18,201
Principal and interest payments	(3,177)	-	(2,832)
Amounts recognized through profit and loss	1,462	(6,425)	(5,308)
Balance as of December 31, 2022	10,168	4,509	14,677

f.	Fair value measurement of warrants using significant unobservable inputs (level 3)

The following table presents the changes in level 3 instruments for the years ended December 31, 2020, 2021 and 2022:

Warrants
in USD thousands
Balance as of January 1, 2020	658
Changes during 2020:
Issuances	5,669
Exercises	(1,251)
Changes in fair value through profit and loss	5,142
Balance as of December 31, 2020	10,218
Changes during 2021:
Issuances	-
Exercises	(10,295)
Changes in fair value through profit and loss	1,936
Balance as of December 31, 2021	1,859
Changes during 2022:
Issuances	9,075
Exercises	-
Changes in fair value through profit and loss	(6,425)
Balance as of December 31, 2022	4,509